Variable Interest Entities Schedule of Variable Interest Entities (Details) - Consolidated VIEs - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Variable Interest Entity [Line Items]
Assets	$ 4	$ 3
Finance receivables: | Personal Loans
Variable Interest Entity [Line Items]
Assets	9,769	9,509
Allowance for finance receivable losses
Variable Interest Entity [Line Items]
Assets	465	501
Restricted cash and restricted cash equivalents
Variable Interest Entity [Line Items]
Assets	482	552
Other assets
Variable Interest Entity [Line Items]
Assets	20	14
Long-term debt
Variable Interest Entity [Line Items]
Liabilities	8,688	8,240
Other liabilities
Variable Interest Entity [Line Items]
Liabilities	$ 15	$ 16